THE MALLARD FUND, INC.




FINANCIAL STATEMENTS
September 30, 2001
(Unadudited)

Directors

William S. Dietrich II
Jennings R. Lambeth
Evans Rose, Jr.
Thomas Marshall

Officers

William S. Dietrich II
President and Chief Investment Officer

Richard F. Berdik
Secretary and Treasurer


Legal Counsel

Kirkpatrick & Lockhart LLP


Independent Auditors

Deloitte & Touche LLP

"THE MALLARD FUND, INC."
"Investments / September 30, 2001 (unaudited)"
(Showing Percentage of Total Value of Net Assets)
_____________________________________________________

                                 shares                  Value
COMMON STOCK -   0.2%

"Arqule, Inc."			"12,439"		$"129,988"
CheckFree Corporation		"2,113"			"35,858"
Corvis Corporation		"54,014"		"82,101"
Integrated Circuit Systems	"3,430"			"43,835"
Lucent Technologies		"4,836"			"27,710"
"New Focus, Inc."		"19,800"		"63,954"
"Wireless Facilities, Inc."	"7,438"			"33,248"

	"TOTAL COMMON STOCK (COST $436,976) "	$	"416,694"

"MUTUAL FUNDS 36.7%"

American Funds - EuroPacfic Growth Fund	   "333,328"	$"8,383,211"
"CI Emerging Markets Growth Fund, Inc. (a) "340,099"	"12,311,573"
Morgan Stanley Emerging Markets Portfolio  "1,004,163"	"8,475,138"
Vanguard Extended Market Index		"248,238"	"4,845,599"
Vanguard Institutional Index 		"363,471"	"34,577,042"

	"TOTAL MUTUAL FUNDS (COST $105,442,195)"	$"68,592,563"

"LIMITED PARTNERSHIPS 66.8%(b)"

"Accel Internet Fund III, L.P."				$"736,249"
"Accel VIII, L.P."					"329,833"
Accel-Europe L.P.					"82,240"
"Accel-KKR Company, L.L.C."				"887,847"
"Adams Capital Management II, L.P."			"742,863"
"Adams Capital Management III, L.P."			"437,226"
Alloy Corporate 2000					"742,423"
"Alloy Ventures 98, L.P."				"5,026,642"
"Archstone Opportunities Fund, LP"			"4,938,848"
"Atlas Venture Fund IV, L.P."				"1,973,668"
"Atlas Venture Fund V, L.P."				"658,737"
"Atlas Venture Fund VI, LP"				"28,643"
"Audax Private Equity Fund, L.P."			"1,067,417"
"Austin Ventures VII, L.P."				"1,486,936"
"Austin Ventures VIII, L.P."				"158,914"
"Bain Capital Fund VI, L.P. "				"1,293,395"
"Bain Capital Fund VII, L.P. "				"534,076"
Bain Capital VI Coinvestment Fund L.P.			"1,216,378"
"Battery Ventures VI, L.P."				"225,453"
"BC European Capital VI, L.P."				"1,603,263"
"Berkshire Fund V, L..P."				"871,094"
"Blackstone Capital Partners III Merchant Banking Fund, L.P.""3,310,060"
"Bowman Offshore Founders Fund, L.P."			"2,523,431"
"Bowman Capital Founders Institutional Fund, L.P."	"1,025,140"
"Brookside Capital Partners Fund, L.P."			"416,490"
"Carlyle Asia Partners, L.P."				"1,335,187"
"Centennial Fund VI, L.P."				"1,349,433"
"CIBC Oppenheimer Emerging Markets Liquidating Fund, L.L.C. (c)""7,866"
Code Hennessy & Simmons					"851,916"
"ComVentures IV, LP"					"1,097,581"
"ComVentures V, LP"					"317,894"
"Delphi Ventures IV, L.P."				"4,977,062"



(Continued)
"THE MALLARD FUND, INC."
"Investments / September 30, 2001 (unaudited)"
(Showing Percentage of Total Value of Net Assets)
"      Limited Partnerships, continued"
______________________________________________________________________

				           		Value

"Doughty Hanson & Co. III, L.P."			$"1,418,849"
"Hicks, Muse, Tate & Furst Equity Fund IV, L.P."	"2,959,690"
Highfields Capital Ltd.					"10,246,000"
Hummer Winblad Venture Partners IV			"640,417"
Hummer Winblad Venture Partners V			"168,734"
"Insight Capital Partners Cayman III, L.P."		"1,070,722"
"Insight Capital Partners IV, L.P."			"308,477"
"J. H. Whitney Equity Partners III, L.P."		"2,086,307"
"J. H. Whitney IV, L.P."				"2,263,860"
"J. H. Whitney V, L.P."					"232,064"
"J. H. Whitney Mezzanine Fund, L.P."			"1,149,925"
"J. W. Childs Equity Partners II, L.P."			"1,730,065"
Knightsbridge Integrated IV				"1,846,252"
Knightsbridge Integrated V				"1,022,092"
"Knightsbridge Post Venture IV, L.P."			"553,549"
"Lone Redwood, L.P."					"11,174,672"
"Maverick Fund USA, Ltd."				"6,946,990"
"Menlo Ventures IX, L.P."				"163,943"
Meritech Capital Partners				"1,690,601"
Meritech Capital Partners II				"248,041"
"ML Silver Lake Special Trust"  			"1,658,782"
"Mohr, Davidow Ventures VI, L.P."			"563,814"
Morgenthaler Venture Partners V				"2,808,671"
Morgenthaler Partners VI				"817,590"
"North Bridge Venture Partners V, LP"			"97,290"
Oak Investment Partners IX				"342,905"
"Andor Technology Perennial Fund, LP"			"12,267,181"
"Redpoint Ventures I, L.P."				"1,436,481"
"Redpoint Ventures II, L.P."				"532,828"
"Sankaty High Yield Partners, L.P. "			"453,790"
Sevin Rosen Fund VI L.P.  				"533,526"
"Sevin Rosen Fund VII, L.P."				"1,037,412"
"Sevin Rosen Fund VIII, L.P."				"216,678"
"Spectrum Equity Investors III, L.P."			"1,360,730"
"Spectrum Equity Investors IV, L.P."			"484,825"
"Summit Accelerator Fund, L.P."				"148,817"
"Summit Ventures V, L.P."				"1,445,040"
"Summit Ventures VI, L.P."				"189,360"
"T/A Atlantic & Pacific IV, L.P."			"1,840,873"
"TCV III (Q), L.P."					"1,503,782"
"TCV IV, L.P."						"1,593,681"
"The Varde Fund IV-A, L.P."				"360,025"
"Thomas H Lee Equity Fund V, LP"			"112,038"
Tiger Management					"62,579"
"Weston Presidio Capital III, L.P."			"1,398,914"
"Weston Presidio Capital IV, L.P."			"201,776"
"Worldview Technology Partners III, L.P."		"605,300"
"Worldview Technology Partners IV, L.P."		"389,441"

	"TOTAL LIMITED PARTNERSHIPS (COST $116,704,575)"$"124,639,584"

"(Continued)"
"THE MALLARD FUND, INC.	"
"Investments / September 30, 2001 (unaudited)"
"(Showing Percentage of Total Value of Net Assets)"
"Limited Partnerships,Continued"
                           Shares			Value
FUND OF FUNDS 1.7% (b)
"Knightsbridge Integrated Holdings III-Limited  (COST $2,699,130)"
                                 "3,000"		$"3,187,500"

"TOTAL INVESTMENTS  (COST $225,282,875)*  --  105.4%"	$"196,836,341"

"OTHER ASSETS AND LIABILITIES, NET  --  (5.4)%"		"(10,120,863)"

NET ASSETS  -  100.00%					$"186,715,478"



"*Cost for federal income tax purposes at September 30, 2001 has not been determined due to the Fund not "
having received tax information on all of the Funds investments in limited partnerships.

(a) Closed-end investment company and restricted security.
(b) See Note 8.
(c) Non-restricted security.

The accompanying notes are an integral part of the financial statements.



			"The Mallard Fund, Inc."

	       Statement of Assets and Liabilities
	"as of September 30, 2001"
				(unaudited)



Assets:

"Investments, at value (Cost $225,282,875) (Note 2)  "$"196,836,341"
Cash                                                   "171,613"
Interest Receivable						0
Receivable for Capital Stock Sold			"66,294"
Receivable for Investments Sold					0

Total Assets                                            "197,074,248"


Liabilities:

Bank loan						"10,166,458"
Other accrued expenses                                  "192,313"

Total Liabilities					"10,358,770"

Commitments (Note 8)

Net Assets					$	"186,715,478"

Net Assets consist of:

"Common Stock, $0.001 par value"
"     Authorized 100,000,000 shares; 12,286,857 shares"
     issued and outstanding                              $"12,287"
Paid-in capital		 				"203,387,462"
Contributed capital					"21,218,812"
Undistributed net investment income  			"(6,765,369)"
Accumulated net realized gain/(loss) on investments	"(2,691,180)"
Net unrealized depreciation on investments		"(28,446,534)"


	Net Assets					$"186,715,478"

Net Asset Value Per Share
	"($186,715,478 / 12,286,857 shares of common stock)"$15.20



The accompanying notes are an integral part of the financial statements.

          "The Mallard Fund, Inc."
"For the period April 1, 2001 thru September 30, 2001"
	Statement of Operations
	"as of September 30, 2001"
		(unaudited)



INVESTMENT INCOME

Income:

   Interest Income					$"22,291"
   Dividend Income 					"1,463,477"

  Total Income					 	"1,485,768"

Expenses:

	Investment consulting fees (Note 4)		"1,621"
	Investment management fees			"54,005"
	Administration fee (Note 4)			"35,165"
	Custodian fees (Note 4)				"6,980"
	Legal fees					"89,341"
	Audit fees					"16,953"
	Directors fees and expenses			"7,500"
	Insurance					"1,318"
	Interest on bank loan				"180,842"
	Miscellaneous expenses  			"6,345"

	      Total Expenses      			"400,070"

NET INVESTMENT INCOME					"1,085,698"

Net realized gain/(loss) on investments during the period"2,407,153 " Net unrealized depreciation of investments during the period"(26,907,739)"

Net realized and unrealized gain/(loss) on investments  "(24,500,586)"

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   	$"(23,414,888)"


The accompanying notes are an integral part of the financial statements.

"              The Mallard Fund, Inc."
"For the period April 1, 2001 thru September 30, 2001"
       Statement of Changes in Net Assets
		(unaudited)
				Period Ended		Year ended
	 			"September 30, 2001"	"March 31, 2001"
INCREASE (DECREASE) IN NET ASSETS:

Operations:

Net investment income		$	"1,085,698 "	$"8,624,712 "
Net realized (loss) gain on investments	"2,407,153 "	"(5,147,667)"
Net increase in unrealized
         (depreciation)of investments	"(26,972,284)"	"(63,347,118)"

Net (decrease) increase in net assets resulting
from operations				"(23,479,433)"	"(59,870,073)"

Distributions to Shareholders from:

Net investment income				-	 "(7,851,066)"
In excess of net investment income		-		-

Total Distributions to Shareholders		0 	"(7,851,066)"

Capital Transactions:

Capital Contributions				-		-
"     Proceeds from CRUT II purchase of 31,000 shares  "-"674,880 "
"     Proceeds from CRUT II purchase of 42,614 shares  "-"930,242 "
"     Proceeds from CRAT purchase of 7,333 shares"	-"146,000 "
     Proceeds from CRUT I purchase of 52 shares		-"1,035 "
"     Proceeds from CRUT II purchase of 182,690 shares"	-"3,637,367 "
"     Proceeds from CRUT I purchase of 49,571 shares "	-"986,968 "
     Proceeds from CRUT II contribution			-62
"  Proceeds from 62,117 shares of common stock reinvested"-"1,248,566"
"     Proceeds from CRUT II purchase of 24,377 shares  ""418,778 "-
"     Proceeds from CRAT purchase of 3,193 shares"	"54,856 "-

Net increase in net assets from Fund share
                            transactions	"473,634""7,625,120 "

NET ASSETS:

Beginning of Period			"209,721,277 "	"269,817,296 "

"     End of Period, (including undistributed net investment income
                             of ""$186,715,478 "	"$209,721,277 "
      $773,646 in FYE 2001)"


The accompanying notes are an integral part of the financial statements.





	"The Mallard Fund, Inc."
"For the period April 1, 2001 thru September 30, 2001"
	Statement of Cash Flows
"      as of September 30, 2001"
		(unaudited)


INCREASE (DECREASE) IN CASH FROM:

Operating Activities

Net increase in net assets resulting from operations	$"(23,479,433)"

Adjustments:
     Increase in other accrued expenses		"52,527 "
     Decrease in Receivables			"369,458 "

Net realized and unrealized gain on investments	"24,500,586 "
Purchases of portfolio investments 		"(16,954,370)"
Proceeds from disposition of portfolio investments"10,532,321 "
Investment paydowns			"1,395,475 "

Net increase in cash from operating activities 	"(3,583,437)"


Financing Activities

     Decrease in Bank loan			"3,274,205 "
     Proceeds from issuance of Common Stock	"473,634 "
     Dividends Paid			0

Net decrease in cash from financing activities	"3,747,839 "

Net increase in cash 			"164,403 "
Cash at beginning of year			"7,211 "

Cash at end of period			"171,613 "

Supplemental cash flow information:
     Cash paid for interest		$"181,145 "

Unrealized appreciation on investments	$"26,907,739 "


The accompanying notes are an integral part of the financial statements.

"THE MALLARD FUND, INC."
Financial Highlights
For a share outstanding throughout each period.
(unaudited)
For the Period	For the Year	For the YearFor the YearFor the Period
"4/1/2001 to"	"4/1/2000 to"	"4/1/1999 to""4/1/1998 to""5/30/977# to"
"9/30/2001"	"3/31/2001"	"3/31/2000""3/31/99"       3/31/98"

Net Asset Value- Beginning of Period
$17.11		$22.70		$11.52		$16.75		$19.97**

Investment Operations:

Net investment income
0.08 		0.72 		0.44 		0.09		0.97
Net realized and unrealized gain on investments
(1.99)		(5.66)		13.54 		(2.55)		(0.59)
Total from investment operations
(1.91)		(4.94)		13.98 		(2.46)		0.38

Distributions:

From net investment income
0.00 		(0.65)		(0.44)		(0.09)		(0.97)
In excess of net investment income
0.00 		0.00 		(2.36)		(2.68)		(0.05)
In excess of realized gain
0.00 		0.00 		0.00 		0.00 		(0.54)
Return of capital
0.00 		0.00 		0.00 		0.00 		(2.04)
Total Distributions
0.00 		(0.65)		(2.80)		(2.77)		(3.60)

Net Asset Value- End of Period
$15.20 		$17.11 		$22.70 		$11.52		$16.75



Total Return (a)
(11.16%)	(22.16%)	148.39%	***	(12.18%) 	0.85%(b)

Ratios (to average net assets)/ Supplemental Information
Expenses (excluding interest)
0.11%		0.19%		0.25%	 	0.58%		1.06%*
Expenses (including interest)
0.20%		0.63%		0.81%		1.23%		1.95%*
Net Investment Income
0.55%		3.34%		3.10%	 	0.66%		5.05%*
Portfolio Turnover Rate
1.10%		14.26%		64.92%		26.98%		28.87%
Net Assets at end of period (000 omitted)
"$186,715"	"$209,721"	"$269,817"	"$116,820"	"$139,236 "

Number of shares outstanding at end of period
"12,286,857"	"12,259,287"	"11,883,910"	"10,140,988""8,312,636"
Amount of bank loans outstanding at end
     of the period (000 omitted)
"$10,166"	"$6,892"	"$15,582"	"$10,109" 	"$24,170"
Average amount of bank loans outstanding
     during the period (000 omitted)
"$8,244"	"$16,157"	"$15,108"	"$13,699"	"$17,713"
Amount of maximum month end bank loans
     during the period (000 omitted)
"$10,707"	"$22,467"	"$22,098"	"$24,745"	"$24,170"
Average amount of bank loans per share during the period
$0.67		$1.32		$1.41		$1.35		$2.13
Weighted average interest rate of bank loans
     during the period
4.35%		6.84%		5.74%		5.69%		6.04%


*Annualized
** Initial public offering price of $20.00 per share less offering expenses of $0.03 per share.
***  Total return affected by asset donation. (See note 7)
#     Commencement of Operations.
(a) Based on per share net asset value. Per share market price is not readily determinable since fund shares are not currently sold to the public. Total return assumes reinvestment of dividends at the most recent quarterly net asset value and does not reflect brokerage commissions or initial underwriting discounts.
(b)   Total investment return has not been annualized.


The accompanying notes are an integral part of the financial statements.







                                      The Mallard Fund, Inc.
         as of September 30, 2001

Notes to Financial Statements - (unaudited) continued

1. Organization: The Mallard Fund, Inc. (the "Fund") was organized on October 15, 1996 as a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund commenced operations on May 30,1997, with the exchange of 6,927,197 shares of common stock (the "initial shares") for contributed investment securities through a private placement to the William S. Dietrich II Charitable Remainder Annuity Trust ("CRAT") and the William S. Dietrich II Charitable Remainder Unit Trust I ("CRUT I"). For federal income tax purposes, the Fund qualifies as a non-publicly held regulated investment company. Accordingly, certain investment expenses will not be deductible by the Fund, but will instead be allocated to the shareholders for purposes of determining the shareholder's taxable income.

    Since the private placement was treated as a tax-free exchange, securities received by the Fund maintained the cost basis and holding period as reflected by the trusts prior to the private placement.

    Since the Fund's stock will not be readily marketable and may be considered illiquid, the Board of Directors will consider, on an annual basis, the possibility of making tender offers to repurchase all of the stock of the Fund from stockholders at the net asset value per share. There can be no assurance, however, that the Board of Directors will decide to make any tender offers. If the Board of Directors does not make a tender offer to repurchase all of the stock of the Fund by December 31, 2003, the Fund will be liquidated as soon as practical thereafter unless the Fund obtains unanimous approval from all stockholders not to liquidate the Fund. Refer to prospectus for full disclosure.

2.  Significant Accounting Policies

A.	Portfolio Valuation:   Investments are stated at value in the
        accompanying financial statements. Shares of open-end mutual funds are valued at their respective net asset values as determined under the 1940 Act. An open-end mutual fund values securities in its portfolio for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying fund. Shares of closed-end mutual funds that are listed on U.S. exchanges are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Shares of closed-end mutual funds traded in the OTC market and listed on NASDAQ are valued at the last trade price on NASDAQ at 4:00 p.m.,New York Time; other shares traded in the OTC market are valued at the last bid price available prior to valuation. Other Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Directors.

        The Board of Directors has established general guidelines for calculating fair value of non-publicly traded securities. At September 30, 2001, the Fund held 68.5% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $119,403,705 and fair value of $127,827,084. The net asset value of the Fund is calculated quarterly and at any other time as determined by the Board of Directors.

        In determining fair value, management considers all relevant qualitative and quantitative information available.
        These factors are subject to change over time and are reviewed periodically. The investment values determined in good faith by the Board of Directors are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.
        However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investment existed, and the differences could be material.





                                      The Mallard Fund, Inc.
				           as of September 30, 2001
Notes to Financial Statements - (unaudited) continued


B.	Determination of Gains or Losses on Sale of Securities:  Gains or
        losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

C.	Federal Income Taxes:  The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has not yet determined the capital gain or loss for income tax purposes for 2001.

D.	Other:  Security transactions are accounted for on trade date. The Fund records interest income on the accrual basis.
        Dividend income and distributions to shareholders are recorded on the ex-dividend date.

E.	Distributions to Shareholders:  The policy of the Fund will be to pay a dividend, commencing after April 1, 1998,
        annually of at least 10% of the Fund's net asset value based on the most recent net asset value calculated prior to the dividend declaration date and at a higher rate, if necessary, to qualify as a regulated investment company
        under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or to avoid incurring any tax liability under the excise tax provisions of Section 4982 of the Code. The character of distributions made during the year from net investment income or net realized gains under generally accepted accounting principles may differ from their ultimate characterization for U.S. federal income tax purposes due to differences in the character of income and expense recognition.
F.	Use of Estimates in the Preparation of Financial Statements:  The
        preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  	Portfolio Transactions: The following is a summary of the security transactions for the period ended
        September 30, 2001:
 	 			                                   Proceeds
 		                          Cost of 		from Sales
 		                         Purchases 		or Maturities

        Long Term Securities		$16,954,370	 	 $10,532,321

4.      Investment Consulting Services and Payments to Affiliated Persons:
Arthur Andersen, L.L.P.("Andersen)" has served
        as administrator for the Fund. As administrator, Andersen provides office facilities, supplies and administrative services and also assists in the preparation of reports to shareholders, proxy statements and filings with the
        Securities Exchange Commission (SEC) and state securities authorities. Andersen also performs certain accounting services (including calculating the Fund's net asset value per share), financial reporting, and compliance monitoring activities. For the services provided as Administrator, Andersen will receive a fee equal to $46,665 for services from January 2001 through August 2001. Effective October 1, 2001, the Fund entered into an agreement with Blue Heron
        Management, Inc. which will serve as administrator for the Fund. Blue Heron will receive a fee equal to $6,000 per month for their services.








       The Mallard Fund, Inc.
  			          as of September 30, 2001

Notes to Financial Statements  - (unaudited) continued


	Mellon Bank, N.A. ("Mellon") serves as custodian of the Fund's assets. Mellon receives an annual fee equal to 0.01%
        of the average daily net assets for all assets held in domestic custody. In addition, the Fund reimburses Mellon for its out-of-pocket expenses.

	No directors affiliated with the Fund receive compensation for services as a Director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

5.      Transactions with Affiliates:   The William S. Dietrich II Charitable
 Remainder Annuity Trust, the William S.
        Dietrich II Charitable Remainder Unit Trust ("CRUT I") and the William
 S. Dietrich II Charitable Remainder Unit
        Trust ("CRUT II"), affiliates of William S. Dietrich II, the Fund's President and Chief Investment Officer, hold
        10,040,382 (81.7%), 1,873,241 (15.3%) and 373,234 (3%), respectively, of the 12,286,857 shares of common stock of the Fund.


6.      Credit Agreement:   The Fund is authorized to borrow money to make
 investments in amounts up to 33 1/3% of the value
        of its total assets (including the amount borrowed) at the time of such borrowings. The Fund has obtained a line of credit for up to $25 million from Boston Safe Deposit & Trust Company. The Fund must maintain a minimum asset coverage ratio of at least 3 to 1. Payments on the line of credit are interest only, generally at a rate equal to the interest rate announced by the Federal Reserve Bank of New York as the average rate on overnight Federal funds transactions plus one-half of 1%. As of September 30, 2001, the Fund had outstanding borrowings of $10,166,458 from the line of credit at an annualized average interest rate of 4.35%.
As of September 30, 2001, the Fund held
        collateral in the form of open-end mutual funds with a market value of $56,280,990.





"          The Mallard Fund, Inc."
"           as of September 30, 2001"

Notes to Financial Statements  - (unaudited) continued

"8.    Restricted Securities:   Certain of the Funds investments are "
restricted as to resale and are valued at
"       the direction of the Funds Board of Directors in good faith,"
 at fair value, after taking into consideration "
"       appropriate indications of value.  The table below shows the number of shares held, the acquisition "
"       dates, fair value as of September 30, 2001, aggregate costs, percentage of net assets which the securities "
"       comprise and future capital commitments.  All information
 below, other than fair value, are unaudited."

Number	 						Future
of	AcquisitionFair Value	Cost of	Percentage of	Capital
Security
Shares	Date	at 9/30/01	InvestmentNet Assets	Commitments

"Accel Internet Fund III, L.P."
	09/30/1999"$736,249"	"$800,000"	0.39%	"$350,000"
"Accel VIII, L.P."
	05/02/2000"329,833"	"400,000"	0.18%	"1,600,000"
Accel Europe
	06/01/2001"82,240"	"100,000"	0.04%	"1,900,000"
"Accel-KKR Company, L.L.C."
	07/27/2000"887,847"	"1,000,000"	0.48%		0
"Adams Capital Management II, L.P."
	09/30/1999"742,863"	"700,000"	0.40%	"300,000"
"Adams Capital Management III, L.P."
	11/17/2000"437,226"	"495,000"	0.23%	"2,505,000"
Alloy Corporate 2000
	04/04/2000"742,423"	"750,000"	0.40%	"2,250,000"
"Alloy Ventures 98, L.P."
	12/11/1998"5,026,642"	"2,648,584"	2.69%	"150,000"
"Archstone Opportunities Fund, LP"
	07/03/2001"4,938,848"	"5,000,000"	2.65%	---
"Atlas Venture Fund IV, L.P."
	03/31/2000"1,973,668"	"2,332,843"	1.06%	"646,275"
"Atlas Venture Fund V, L.P."
	02/07/2000"658,737"	"1,111,440"	0.35%	"888,560"
"Atlas Venture Fund VI, LP"
	08/01/2001"28,643"	"35,977"	0.02%	"1,964,023"
"Audax Private Equity Fund, L.P."
	01/10/2000"1,067,417"	"1,200,683"	0.57%	"3,799,317"
"Austin Ventures VII, L.P."
	11/19/1999"1,486,936"	"1,400,001"	0.80%	"1,599,999"
"Austin Ventures VIII, L.P."
	07/13/2001"158,914"	"170,000"	0.09%	"2,830,000"
"Bain Capital Fund VI, L.P."
	06/12/1998"1,293,395"	"1,330,095"	0.69%	"120,000"
"Bain Capital Fund VII, L.P."
	07/06/2000"534,076"	"600,000"	0.29%	"2,400,000"
"Bain Capital VI Coinvestment Fund, L.P."
	12/10/1998"1,216,378"	"990,000"	0.65%	"135,000"
"Battery Ventures VI, L.P."
	07/06/2000"225,453"	"265,000"	0.12%	"735,000"
BC European Capital VI
	08/04/1998"1,603,263"	"1,628,814"	0.86%	"339,338"
"Berkshire Fund V, L.P."
	11/10/1998"871,094"	"992,429"	0.47%	"965,531"
"Blackstone Capital Partners III, L.P.
        "11/03/1997"3,310,060"	"2,948,851"	1.77%	"1,676,336"
"Bowman Offshore Founders Fund, L.P."
	12/01/1999"2,523,431"	"2,000,000"	1.35%	 ---
Bowman Cap Founders Institutional Fund
	07/01/2001"1,025,140"	"1,000,000"	0.55%	 ---
"Brookside Capital Partners Fund, L.P."
	07/31/1998"416,490"	"249,778"	0.22%	 ---
"Carlyle Asia Partners, L.P."
	03/31/2000"1,335,187"	"1,501,354"	0.72%	"1,495,168"
Centennial Fund VI
	03/31/2000"1,349,433"	"2,370,000"	0.72%	"630,000"
Code Hennessy & Simmons
	09/16/1999"851,916"	"892,500"	0.46%	"2,107,500"
"ComVentures IV, L.P."
	10/25/1999"1,097,581"	"1,300,000"	0.59%	"700,000"
"ComVentures V, L.P."
	10/16/2000"317,894"	"405,000"	0.17%	"2,595,000"
"Delphi Ventures IV, L.P."
	01/28/1998"4,977,062"	"4,842,916"	2.67%	0
"Doughty Hanson & Co. III, L.P. Number 6"
	10/31/1997"1,418,849"	"1,659,982"	0.76%	"679,840"
"Hicks, Muse, Tate & Furst Equity Fund IV
  "	02/03/1999"2,959,690"	"4,287,039"	1.59%	"283,108"
Highfields Capital Ltd.
	09/29/1998"10,246,000"	"5,000,000"	5.49%	 ---
Hummer Winblad Venture Partners IV
	09/10/1999"640,417"	"2,000,000"	0.34%	0
Hummer Winblad Venture Partners V
	09/06/2000"168,734"	"215,000"	0.09%	"785,000"
"Insight Capital Partners Cayman III, L.P."
	03/31/2000"1,070,722"	"1,686,618"	0.57%	"200,000"
"Insight Capital Partners IV, L.P."
	10/18/2000"308,477"	"360,000"	0.17%	"1,640,000"
"J. H. Whitney Equity Partners III, L.P.
        "03/12/1998"2,086,307""2,206,083"	1.12%	"42,400"
"J. H. Whitney IV, L.P."
	12/13/1999"2,263,860"	"3,273,175"	1.21%	"592,068"
"J. H. Whitney V, L.P."
	03/29/2001"232,064"	"256,206"	0.12%	"2,743,794"
"J. H. Whitney Mezzanine Fund, L.P."
	09/24/1998"1,149,925"	"897,782"	0.62%	"510,000"
"J. W. Childs Equity Partners II, L.P."
	06/26/1998"1,730,065"	"1,482,749"	0.93%	"450,640"
Knightsbridge Integrated IV
	03/31/2000"1,846,252"	"2,015,250"	0.99%	"484,750"

"          The Mallard Fund, Inc."
"        as of September 30, 2001"

Notes to Financial Statements  - (unaudited) continued

Number	 						Future
of	AcquisitionFair Value	Cost of	Percentage of	Capital
Security
Shares	Date	at 9/30/01	InvestmentNet Assets	Commitments

Knightsbridge Integrated V
	03/10/2000"1,022,092"	"1,600,000"	0.55%	"8,400,000"
"Knightsbridge Post Venture IV, L.P."
	03/31/2000"553,549"1,030,000"	0.30%	"970,000"
"Lone Redwood, L.P.  "
	12/29/1997"11,174,672"	"3,000,000"	5.98%	 ---
"Maverick Fund USA, Ltd."
	05/30/1997"6,946,990"	"3,029,037"	3.72%	 ---
"Menlo Ventures IX, L.P."
	01/03/2001"163,943"	"200,000"	0.09%	"1,800,000"
Meritech Capital Partners
	06/23/1999"1,690,601"	"3,800,107"	0.91%	"550,000"
Meritech Capital Partners II
	09/06/2000"248,041"	"300,000"	0.13%	"2,700,000"
"ML Silver Lake Special Trust	"
	09/07/1999"1,658,782"	"1,710,000"	0.89%	"1,290,000"
"Mohr, Davidow Ventures VI, L.P."
	10/18/1999"563,814"	"750,000"	0.30%	"250,000"
Morgenthaler Ventures Partners V
      	10/08/1998"2,808,671"	"2,953,967"	1.50%	0
Morgenthaler Partners VI
	03/28/2000"817,590"	"1,000,000"	0.44%	"1,000,000"
North Bridge V-A Venture Partners
	09/14/2001"97,290"	"100,000"	0.05%	"1,900,000"
Oak Investment Partners IX
	09/30/1999"342,905"	"605,560"	0.18%	"365,700"
Andor Technology Perennial Fund
    	05/03/1999"12,267,181"	"6,000,000"	6.57%	 ---
"Redpoint Ventures I, L.P."
	10/14/1999"1,436,481"	"1,400,000"	0.77%	"600,000"
"Redpoint Ventures II, L.P."
	11/07/2000"532,828"	"600,000"	0.29%	"3,400,000"
"Sankaty High Yield Partners, L.P.
        "01/12/1998"453,790	""1,143,246"	0.24%	 ---
"Sevin Rosen Fund VI, L.P."
	03/20/1998"533,526"	"681,947"	0.29%	"33,750"
"Sevin Rosen Fund VII, L.P."
	10/20/1999"1,037,412"	"1,379,310"	0.56%	"600,000"
"Sevin Rosen Fund VIII, L.P."
	10/26/2000"216,678"	"300,000"	0.12%	"2,700,000"
"Spectrum Equity Investors III, L.P."
	03/31/2000"1,360,730	"3,322,092"	0.73%	"1,325,000"
"Spectrum Equity Investors IV, L.P."
	06/27/2000"484,825"	"700,000"	0.26%	"4,300,000"
"Summit Accelerator Fund, L.P."
	11/15/1999"148,817"	"251,307"	0.08%	"245,000"
"Summit Ventures V, L.P."
	03/09/1998"1,445,040"	"1,821,197"	0.77%	"562,500"
"Summit Ventures VI, L.P."
	03/23/2001"189,360"	"200,000"	0.10%	"3,800,000"
"T/A Atlantic & Pacific IV, L.P."
	03/31/2000"1,840,873"	"2,375,000"	0.99%	"2,625,000"
TCV III (Q) L.P.
	02/11/1999"1,503,782"	"2,664,416"	0.81%		0
"TCV IV, L.P."
	12/27/1999"1,593,681"	"2,386,500"	0.85%	"2,613,500"
"The Varde Fund IV-A, L.P."
	02/28/1997"360,025"	"425,927"	0.19%	 ---
"Thomas H Lee Fund V, LP"
	05/31/2000"112,038"	"113,471"	0.06%	"2,840,868"
Tiger Management
	01/04/1999"62,579"	"83,262"	0.03%	 ---
"Weston Presidio Capital III, L.P."
	11/25/1998"1,398,914"	"1,950,000"	0.75%	"1,050,000"
"Weston Presidio Capital IV, L.P."
	06/21/2000"201,776"	"250,000"	0.11%	"1,750,000"
"Worldview Technology Partners III, L.P."
	12/17/1999"605,300"	"900,906"	0.32%	"80,000"
"Worldview Technology Partners IV, L.P."
	12/12/2000"389,441"	"450,000"	0.21%	"2,550,000"
Knightsbridge Integated
   Holdings III-Limited
"3,000"	05/30/1997"3,187,500"	"2,699,130"	1.71%	"60,000"

Totals		"$127,819,217"	"$118,977,531"	68.46%	"$93,454,965"

The Fund may incur certain costs in connection with the disposition of the above securities.